Principal Accounting Policies (Consolidation) (Details)	12 Months Ended
Dec. 31, 2011
Beijing Ctrip International Travel Agency Co., Ltd. ("Beijing Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	15-Jan-2002
Shanghai Ctrip International Travel Agency Co., Ltd. ("Shanghai Ctrip" formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.) [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	23-Sep-2003
Shanghai Ctrip Commerce Co., Ltd. ("Shanghai Ctrip Commerce") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	18-Jul-2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. ("Shanghai Huacheng") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	13-Mar-2001
Guangzhou Ctrip International Travel Agency Co., Ltd. ("Guangzhou Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	28-Apr-2003
Shenzhen Ctrip Travel Agency Co., Ltd. ("Shenzhen Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	13-Apr-2004
Chengdu Ctrip Travel Agency Co., Ltd. ("Chengdu Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	8-Jan-2007
Nantong Tongcheng Information Technology Co., Ltd. ("Nantong Tongcheng") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	16-Apr-2007
Chengdu Ctrip International Travel Agency Co., Ltd. ("Chengdu Ctrip International") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	4-Nov-2008
Ctrip Insurance Agency Co., Ltd. ("Ctrip Insurance") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	25-Jul-2011